Related Party Transactions and Arrangements (Details) - Schedule of Balances with Related Parties - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 313,346
Due to related parties		1,833,509	683,560
Hangzhou Kahamadi Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	32,825
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	280,521
Due to related parties	[2]	253,452
Due to a director and CEO [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	$ 1,580,057	$ 683,560

[1]	Lend to related parties
[2]	Linjia Medical borrowed from its non-controlling shareholder.
[3]	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States. The Company leases a retail space from Mr. Lei Liu. The lease will expire in September 2025. The amounts owed under the lease for the twelve months ended March 31, 2024 were paid to Mr. Liu as of March 31, 2024.